Share-Based Compensation (Details) - Schedule of Fair Value of Option Granted was Estimated on the Date of Grant Using the Binominal Option- Pricing Model - Binominal option- pricing model [Member] - ¥ / shares
		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Schedule of Fair Value of Option Granted was Estimated on the Date of Grant Using the Binominal Option- Pricing Model [Line Items]]
Risk-free interest rate			3.54%
Volatility			102.39%
Dividend yield
Life of options (in years)		10 years	10 years
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[1]		¥ 54.21
Minimum [Member]
Schedule of Fair Value of Option Granted was Estimated on the Date of Grant Using the Binominal Option- Pricing Model [Line Items]]
Risk-free interest rate		4.01%
Volatility		51.10%
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[1]	¥ 14.06
Maximum [Member]
Schedule of Fair Value of Option Granted was Estimated on the Date of Grant Using the Binominal Option- Pricing Model [Line Items]]
Risk-free interest rate		4.45%
Volatility		51.43%
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[1]	¥ 28.26

[1]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.